Condensed Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 7,506	$ 14,075
Restricted cash	126	140
Prepaid expenses and other receivables	138	155
Total current assets	7,770	14,370
NON-CURRENT ASSETS:
Property, plant and equipment, net	10,802	11,245
Operating lease right-of-use assets	1,325	1,452
Total non-current assets	12,127	12,697
Total assets	19,897	27,067
CURRENT LIABILITIES:
Trade payables	651	716
Operating lease liabilities	394	382
Other payables	843	1,240
Total current liabilities	1,888	2,338
NON-CURRENT LIABILITIES:
Warrants liability	902	5,329
Loan from others	23,292	20,082
Non-current operating lease liabilities	927	1,078
Total non-current liabilities	25,121	26,489
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY (DEFICIT):
Ordinary shares of no par value: Authorized: 20,000,000,000 shares at June 30, 2023 and at December 31, 2022; Issued and outstanding 1,453,970,784 shares at June 30, 2023 and 989,290,784 shares at December 31, 2022
Additional paid-in capital	117,740	116,082
Accumulated deficit	(123,112)	(115,835)
Accumulated other comprehensive loss	(1,740)	(2,007)
Total shareholders’ deficit	(7,112)	(1,760)
Total liabilities and shareholders’ deficit	$ 19,897	$ 27,067